Debt (Narrative - 5.875% Senior Notes) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Coupon rate	5.875%
Principal amount of debt outstanding	$ 2,520.0	$ 3,107.5
5.875% Senior Notes
Debt Instrument [Line Items]
Discount Rate, Basis Spread on Treasury Rate	0.50%
Net Income, Amount Free of Restrictions	$ 468.1
Retained Earnings, Amount Free of Restrictions	$ 516.6
5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate	5.875%
Principal amount of debt outstanding	$ 520.0	$ 520.0
Debt instrument redemption premium percentage, as a percentage of principal amount prepaid or redeemed	1.00%
Prior to November 1, 2019 | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
On or after November 1, 2019 | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	104.406%
On or after November 1, 2020 | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	102.938%
On or after November 1, 2021 | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.439%
On or after November 1, 2022 | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
Change in Control | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.00%
Certain Asset Disposition | 5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%